WESMARK FUNDS

One Bank Plaza
Wheeling, West Virginia 26003

March 30, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE: WesMark Funds (the “Registrant”)
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Government Bond Fund
WesMark West Virginia Municipal Bond Fund
1933 Act File No. 333-16157
1940 Act File No. 811-07925

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2009, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 23 on March 26, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Secretary